                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan                 London, United Kingdom   10/16/09
------------------------------------   ----------------------   --------
        [Signature]                        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
--------------------    -------------------
28-_________________    ___________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         2
Form 13F Information Table Value Total:   616,618
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------  -----------------
___   28-_________________  _________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                    Column 8
    Column 1          Column 2    Column 3 Column 4      Column 5        Column 6  Column 7 ----------------------
    --------       ------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                      TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER          CLASS      CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE   SHARED NONE
--------------     ------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Korea Electric PWR Sponsored ADR 500631106  309,963 20,338,790 SH         SOLE              20,338,790    0     0
KT Corp.           Sponsored ADR 48268K101  306,655 17,644,157 SH         SOLE              17,644,157    0     0